Basis of Presentation of the Consolidated Financial Statements - Investments in Associates (Detail) - CLP ($) $ in Thousands		12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 06, 2022
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of voting power considered to be significant influence		20.00%
Cash flows from the loss of control of subsidiaries or other businesses		$ 520,086,080	$ 1,234,493,876
Enel X Way Chile S.P.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Cash flows from the loss of control of subsidiaries or other businesses			$ 11,358,338
GNL Chile S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Direct		0.00%	0.00%
Indirect		33.33%	33.33%
Total		33.33%	33.33%
Energa Marina S.P.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Direct		0.00%	0.00%
Indirect		25.00%	25.00%
Total		25.00%	25.00%
Enel X Way Chile S.P.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Direct		49.00%	49.00%
Total		49.00%	49.00%
Number of shares held in subsidiary sold	1,020
Cash flows from the loss of control of subsidiaries or other businesses	$ 11,358,338
Proportion of ownership interest in a subsidiary sold	51.00%
Proportion of ownership interest in a associate sold				20.00%
Enel X AMPCI Ebus Chile S.P.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Direct		0.00%	0.00%
Enel X AMPCI Ebus Chile S.P.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Total			20.00%